Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Fair Value Of The Company's Derivative Assets And Liabilities

Derivatives Not Designated as Hedging Instruments	December 31,
(In millions)	2011	2010

Assets:
Fixed maturity securities:
S&P 500 Index options	$7.2	$13.3

Liabilities:
Other policyholder funds:
Index-based interest guarantees	$49.5	$48.5

Gain Or Loss Recognized In Earnings From The Change In Fair Value Of Derivative Assets And Liabilities

Derivatives Not Designated as Hedging Instruments	Years ended December 31,
(In millions)	2011	2010	2009

Net investment income:
S&P 500 Index options	$(0.2)	$8.4	$4.7

Interest credited:
Index-based interest guarantees	(1.3)	(5.8)	0.4

Net (loss) gain	$(1.5)	$2.6	$5.1

Fair Value Of Derivative Assets And Maximum Credit Risk Exposure

	December 31, 2011
	Assets at Fair Value	Maximum Credit Risk
(In millions)

Counterparty:
Merrill Lynch International	$2.5	$8.0
The Bank of New York Mellon	4.1	10.3
Goldman Sachs	0.6	1.4

Total	$7.2	$19.7